Equity and Other Comprehensive Income (Loss) - Summary of Capital Stock (Detail) - SEK (kr) kr in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Capital stock	kr 110,264	kr 92,983	kr 97,408	kr 133,304
Capital stock [member]
Disclosure of classes of share capital [line items]
Capital stock	16,859	16,743	kr 16,722	kr 16,672
Capital stock [member] | Class A shares [member]
Disclosure of classes of share capital [line items]
Capital stock	1,309	1,309
Capital stock [member] | Class B shares [member]
Disclosure of classes of share capital [line items]
Capital stock	kr 15,550	kr 15,434